Share-Based Payment Transactions (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2017 $ / shares shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 Number / Employees $ / shares shares	May 31, 2016 shares	May 26, 2016 Number / Advisers $ / shares shares	Feb. 29, 2016 Number / Employees Number / SeniorOfficer $ / shares shares	Oct. 31, 2015 Number / Directors $ / shares shares	Mar. 19, 2015 Number / Employees Number / SeniorOfficer $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares		60,000	210,000	74,000	20,000	160,000	200,000	40,000
Options to acquire up to ordinary shares							200,000
Exercise price of per shares (in NIS) | $ / shares		$ 3.393	$ 3.662		$ 5.376	$ 4.317	$ 3.573	$ 8.118
Exercise price of per share based on december 31, 2017 exchange rate | $ / shares		$ 0.98	$ 1.65		$ 1.55	$ 1.24	$ 1.03	$ 2.34				$ 0.72		$ 5.95	$ 5.95
Grant period		48 months	48 months		4 years	4 years	3 years	4 years
Number of employees | Number / Employees			3			3		3
Number of senior officer | Number / SeniorOfficer						1		1
Number of directors | Number / Directors							1
Term of options							10 years
Issuance of ordinary shares				37,000
Issuance of addition ordinary shares				37,000
Share based payment expenses | $									$ 424	$ 95	$ 192		$ 309	$ 74	$ 109
Number of advisers | Number / Advisers					1
weighted average remaining contractual life												8 years 4 months 17 days		5 years 10 months 10 days	4 years 8 months 2 days
Advisers [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares					20,000
Employees [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	460,000
Exercise price of per shares (in NIS) | $ / shares	$ 2.513
Exercise price of per share based on december 31, 2017 exchange rate | $ / shares	$ 0.72
Grant period	48 months
Directors [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	240,000
Exercise price of per shares (in NIS) | $ / shares	$ 2.926
Exercise price of per share based on december 31, 2017 exchange rate | $ / shares	$ 0.84
Grant period	48 months